Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Risk Management
Change on the fair value amount of the interest rate and cross currency swaps		$ 22,401
Net asset/(liability), at fair value	$ 16,396
Interest rate risk
Financial Risk Management
Percent of variable interest rate exposure hedged	53.92%	37.77%
Aggregate principal amount of floating rate debt outstanding	$ 1,077,016
Interest rate risk | Floating interest rate
Financial Risk Management
Interest rate basis	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%
Increase in interest expense on un-hedged portion of loans	$ 1,264	$ 1,433	$ 1,315
Currency risk
Financial Risk Management
Operating and administrative expenses denominated in euros	87,400	85,777	78,131
Trade payables and accruals denominated in euros	$ 14,743	12,799
Interest rate and cross currency swaps | Interest rate risk
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%
Change on the fair value amount of the interest rate and cross currency swaps	$ 4,724	4,526	3,349
Impact on other comprehensive income amount	308	499	1,483
Loss on swaps	4,416	4,027	1,866
Interest rate swaps | Interest rate risk
Financial Risk Management
Net asset/(liability), at fair value	10,325	1,796
Interest rate swaps | Interest rate risk | Cash flow hedges
Financial Risk Management
Loss on swaps	$ 0	4,922	979
Cross currency swaps | Currency risk
Financial Risk Management
Sensitivity analysis, increase in EUR/USD exchange rate	10.00%
Decrease in the Group's profit and cash flows	$ (8,740)	$ (8,578)	$ (7,813)